CONVERTIBLE PROMISSORY NOTES (Details Textual) - USD ($)	1 Months Ended
	Jan. 31, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument, Unamortized Discount		$ 402	$ 451	$ 647
Convertible Notes Payable [Member]
Debt Instrument, Face Amount	$ 210,000
Debt Instrument, Interest Rate, Stated Percentage	0.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	20,946
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.50
Debt Instrument, Unamortized Discount	$ 137
Debt Instrument, Term	1 year